Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 98 .9%
Banks — 13 .7%
12,600
Amalgamated Financial Corp. .........
$ 339,444
10,374
Axos Financial, Inc. (a) ..............
566,420
7,178
Bank OZK .......................
357,680
17,061
BankUnited, Inc. ..................
553,288
16,313
Business First Bancshares, Inc. ........
402,116
14,860
Byline Bancorp, Inc. ...............
350,102
12,474
Cathay General Bancorp .............
555,966
15,003
Central Pacific Financial Corp. ........
295,259
7,850
Community Trust Bancorp, Inc. ........
344,301
11,156
Customers Bancorp, Inc. (a) ...........
642,809
4,130
East West Bancorp, Inc. .............
297,154
6,612
First Financial Corp. ................
284,514
30,170
Fulton Financial Corp. ..............
496,598
12,730
Hancock Whitney Corp. .............
618,551
17,910
Hanmi Financial Corp. ..............
347,454
38,793
Hope Bancorp, Inc. ................
468,619
12,982
Independent Bank Corp. .............
337,792
5,209
Mercantile Bank Corp. ..............
210,339
11,840
Midland States Bancorp, Inc. .........
326,310
24,490
New York Community Bancorp, Inc. ....
250,533
6,422
Northeast Bank ...................
354,430
19,347
Northeast Community Bancorp, Inc. ....
343,216
16,673
OFG Bancorp ....................
624,904
39,660
Old National Bancorp ...............
669,857
22,339
Old Second Bancorp, Inc. ............
344,914
11,590
Peoples Bancorp, Inc. ...............
391,278
4,214
Popular, Inc. .....................
345,843
4,822
Preferred Bank ....................
352,247
15,170
Premier Financial Corp. .............
365,597
6,350
QCR Holdings, Inc. ................
370,777
12,586
RBB Bancorp ....................
239,637
9,983
South Plains Financial, Inc. ...........
289,108
5,840
Webster Financial Corp. .............
296,438
4,540
Western Alliance Bancorp ............
298,687
3,469
Wintrust Financial Corp. .............
321,750
13,653,932
Beverages — 0 .2%
2,605
Molson Coors Beverage Co. , Class B ....
159,452
Broadline Retail — 0 .6%
1,516
Dillard's, Inc. , Class A ..............
611,933
Building Products — 3 .8%
4,731
American Woodmark Corp. (a) .........
439,273
6,501
Apogee Enterprises, Inc. .............
347,219
3,097
Builders FirstSource, Inc. (a) ..........
517,013
26,189
JELD-WEN Holding, Inc. (a) ..........
494,448
14,650
Masterbrand, Inc. (a) ................
217,553
3,865
Owens Corning ...................
572,909
11,983
Quanex Building Products Corp. .......
366,320
6,629
UFP Industries, Inc. ................
832,271
3,787,006
Capital Markets — 0 .4%
5,849
StoneX Group, Inc. (a) ..............
431,795
Shares Fair Value
COMMON STOCKS — (continued)
Chemicals — 0 .1%
1,690
CF Industries Holdings, Inc. ..........
$ 134,355
Commercial Services & Supplies — 0 .8%
30,408
Interface, Inc. ....................
383,749
31,522
Steelcase, Inc. , Class A ..............
426,177
809,926
Construction & Engineering — 1 .0%
7,480
Limbach Holdings, Inc. (a) ...........
340,115
7,846
Sterling Infrastructure, Inc. (a) .........
689,899
1,030,014
Consumer Finance — 1 .2%
12,438
Bread Financial Holdings, Inc. ........
409,708
24,813
Navient Corp. ....................
462,018
8,739
Synchrony Financial ................
333,742
1,205,468
Consumer Staples Distribution & Retail — 1 .4%
8,989
Andersons, Inc. (The) ...............
517,227
4,039
PriceSmart, Inc. ...................
306,075
12,683
Sprouts Farmers Market, Inc. (a) .......
610,179
1,433,481
Diversified Consumer Services — 0 .5%
29,871
Perdoceo Education Corp. ............
524,535
Diversified REITs — 1 .5%
16,690
American Assets Trust, Inc. ...........
375,692
30,642
Broadstone Net Lease, Inc. ...........
527,655
21,656
Essential Properties Realty Trust, Inc. ...
553,527
1,456,874
Diversified Telecommunication Services — 0 .4%
52,326
Liberty Latin America, Ltd. , Class C (a) ..
384,073
Electric Utilities — 2 .5%
9,269
ALLETE, Inc. ....................
566,892
20,411
Hawaiian Electric Industries, Inc. .......
289,632
6,878
NRG Energy, Inc. ..................
355,593
8,889
Otter Tail Corp. ...................
755,298
12,177
Portland General Electric Co. .........
527,751
2,495,166
Electrical Equipment — 1 .8%
2,917
Atkore, Inc. (a) ....................
466,720
3,911
Encore Wire Corp. .................
835,389
5,047
Powell Industries, Inc. ...............
446,155
1,748,264
Electronic Equipment, Instruments &
Components — 2 .7%
6,560
Bel Fuse, Inc. , Class B ..............
438,011
1,824
Insight Enterprises, Inc. (a) ...........
323,195
4,097
Jabil, Inc. .......................
521,958
5,238
PC Connection, Inc. ................
352,046
28,266
TTM Technologies, Inc. (a) ...........
446,885

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Electronic Equipment, Instruments &
Components — (continued)
24,813
Vishay Intertechnology, Inc. ..........
$ 594,768
2,676,863
Energy Equipment & Services — 0 .5%
27,820
Liberty Energy, Inc. ................
504,655
Entertainment — 0 .5%
17,517
Cinemark Holdings, Inc. (a) ...........
246,814
19,427
Marcus Corp. (The) ................
283,246
530,060
Financial Services — 4 .6%
13,620
Banco Latinoamericano de Comercio
Exterior SA , Class E ..............
336,959
15,937
Corebridge Financial, Inc. ............
345,195
12,824
Enact Holdings, Inc. ................
370,485
13,260
Jackson Financial, Inc. , Class A ........
678,912
14,017
MGIC Investment Corp. .............
270,388
11,529
Mr Cooper Group, Inc. (a) ............
750,769
37,821
Pagseguro Digital, Ltd. , Class A (a) .....
471,628
26,428
Radian Group, Inc. .................
754,519
37,018
StoneCo, Ltd. , Class A (a) ............
667,435
4,646,290
Food Products — 0 .3%
21,975
Dole PLC .......................
270,073
Gas Utilities — 0 .3%
5,515
National Fuel Gas Co. ..............
276,688
Ground Transportation — 0 .1%
420
ArcBest Corp. ....................
50,488
Health Care Equipment & Supplies — 1 .8%
3,276
Haemonetics Corp. (a) ...............
280,131
7,198
Inmode, Ltd. (a) ...................
160,084
4,882
Lantheus Holdings, Inc. (a) ...........
302,684
6,810
Omnicell, Inc. (a) ..................
256,260
51,101
OraSure Technologies, Inc. (a) .........
419,028
16,865
Varex Imaging Corp. (a) .............
345,732
1,763,919
Health Care Providers & Services — 4 .0%
3,321
Addus HomeCare Corp. (a) ...........
308,355
3,103
AMN Healthcare Services, Inc. (a) ......
232,353
15,791
Cross Country Healthcare, Inc. (a) ......
357,508
2,678
DaVita, Inc. (a) ....................
280,547
4,810
Encompass Health Corp. .............
320,923
3,574
Ensign Group, Inc. (The) ............
401,039
10,991
Fulgent Genetics, Inc. (a) .............
317,750
22,131
Owens & Minor, Inc. (a) .............
426,464
14,288
PetIQ, Inc. (a) .....................
282,188
7,389
Premier, Inc. , Class A ...............
165,218
10,133
Select Medical Holdings Corp. ........
238,126
3,313
Tenet Healthcare Corp. (a) ............
250,363
Shares Fair Value
COMMON STOCKS — (continued)
Health Care Providers & Services — (continued)
2,507
Universal Health Services, Inc. , Class B ..
$ 382,167
3,963,001
Health Care REITs — 0 .2%
49,082
Medical Properties Trust, Inc. .........
240,993
Health Care Technology — 0 .8%
15,290
HealthStream, Inc. .................
413,289
38,441
Veradigm, Inc. (a) ..................
403,246
816,535
Hotel & Resort REITs — 2 .6%
34,129
Apple Hospitality REIT, Inc. ..........
566,883
47,506
DiamondRock Hospitality Co. .........
446,081
15,719
Host Hotels & Resorts, Inc. ...........
306,049
20,825
Park Hotels & Resorts, Inc. ...........
318,623
37,599
RLJ Lodging Trust .................
440,660
43,320
Sunstone Hotel Investors, Inc. .........
464,824
2,543,120
Household Durables — 7 .3%
13,543
Beazer Homes USA, Inc. (a) ..........
457,618
6,015
Century Communities, Inc. ...........
548,207
9,770
Dream Finders Homes, Inc. , Class A (a) ..
347,128
9,331
Green Brick Partners, Inc. (a) ..........
484,652
10,390
KB Home .......................
648,959
11,866
La-Z-Boy, Inc. ....................
438,093
6,058
M/I Homes, Inc. (a) .................
834,429
10,108
MDC Holdings, Inc. ................
558,467
4,877
Meritage Homes Corp. ..............
849,573
14,082
Taylor Morrison Home Corp. (a) .......
751,275
4,334
Toll Brothers, Inc. .................
445,492
15,404
TRI Pointe Homes, Inc. (a) ...........
545,302
6,194
Worthington Industries, Inc. ..........
356,465
7,265,660
Household Products — 0 .7%
6,277
Central Garden & Pet Co. (a) ..........
314,540
9,193
Central Garden & Pet Co. , Class A (a) ....
404,860
719,400
Independent Power and Renewable Electricity
Producers — 0 .6%
15,430
AES Corp. (The) ..................
297,027
10,311
Brookfield Renewable Corp. , Class A ...
296,854
593,881
Industrial REITs — 0 .6%
5,532
Innovative Industrial Properties, Inc. ....
557,736
Insurance — 4 .3%
24,325
Ambac Financial Group, Inc. (a) ........
400,876
12,024
American Equity Investment Life Holding
Co. (a) ........................
670,939
5,735
Axis Capital Holdings, Ltd. ...........
317,547
5,839
Brighthouse Financial, Inc. (a) .........
309,000
7,060
CNA Financial Corp. ...............
298,709

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Insurance — (continued)
8,843
Employers Holdings, Inc. ............
$ 348,414
79,700
Genworth Financial, Inc. , Class A (a) ....
532,396
12,550
Old Republic International Corp. .......
368,970
1,831
Reinsurance Group of America, Inc. ....
296,219
2,085
RenaissanceRe Holdings, Ltd. .........
408,660
7,977
Unum Group .....................
360,720
4,312,450
Interactive Media & Services — 0 .7%
14,312
Cargurus, Inc. (a) ..................
345,778
6,238
Yelp, Inc. (a) ......................
295,307
641,085
IT Services — 0 .2%
5,800
DXC Technology Co. (a) .............
132,646
Machinery — 2 .1%
14,976
Blue Bird Corp. (a) .................
403,753
13,957
Mueller Industries, Inc. ..............
658,072
18,812
REV Group, Inc. ..................
341,814
23,970
Titan International, Inc. (a) ...........
356,674
11,337
Wabash National Corp. ..............
290,454
2,050,767
Marine Transportation — 0 .6%
5,726
Matson, Inc. .....................
627,570
Media — 0 .7%
8,699
Scholastic Corp. ...................
327,952
17,390
Thryv Holdings, Inc. (a) .............
353,887
681,839
Metals & Mining — 4 .1%
2,437
Alpha Metallurgical Resources, Inc. .....
825,948
3,190
Arch Resources, Inc. ...............
529,349
5,705
Olympic Steel, Inc. .................
380,523
20,370
Ramaco Resources, Inc. , Class A .......
349,957
994
Reliance Steel & Aluminum Co. .......
278,002
10,597
Ryerson Holding Corp. ..............
367,504
44,054
SunCoke Energy, Inc. ...............
473,140
15,358
Warrior Met Coal, Inc. ..............
936,377
4,140,800
Mortgage Real Estate Investment Trusts (REITs)
— 2 .3%
34,721
Arbor Realty Trust, Inc. .............
527,065
36,263
Invesco Mortgage Capital, Inc. ........
321,290
36,738
Ladder Capital Corp. ...............
422,854
38,790
Orchid Island Capital, Inc. ...........
327,000
37,058
Ready Capital Corp. ................
379,845
31,784
Rithm Capital Corp. ................
339,453
2,317,507
Multi-Utilities — 0 .3%
7,930
Avista Corp. .....................
283,418
Shares Fair Value
COMMON STOCKS — (continued)
Office REITs — 1 .7%
12,438
Cousins Properties, Inc. .............
$ 302,865
23,440
Equity Commonwealth ..............
450,048
11,734
Highwoods Properties, Inc. ...........
269,413
8,708
Kilroy Realty Corp. ................
346,927
11,363
Vornado Realty Trust ...............
321,005
1,690,258
Oil, Gas & Consumable Fuels — 8 .4%
48,014
Berry Corp. ......................
337,538
10,191
California Resources Corp. ...........
557,244
4,670
Chord Energy Corp. ................
776,294
24,063
CNX Resources Corp. (a) ............
481,260
5,310
CONSOL Energy, Inc. ..............
533,814
9,734
CVR Energy, Inc. ..................
294,940
15,662
Dorian LPG, Ltd. ..................
687,092
51,217
Equitrans Midstream Corp. ...........
521,389
3,207
Gulfport Energy Corp. (a) ............
427,172
9,873
International Seaways, Inc. ...........
449,024
6,770
Ovintiv, Inc. ......................
297,338
12,364
Par Pacific Holdings, Inc. (a) ..........
449,679
20,990
Peabody Energy Corp. ..............
510,477
1,108
REX American Resources Corp. (a) .....
52,408
8,460
Scorpio Tankers, Inc. ...............
514,368
15,935
SM Energy Co. ...................
617,003
9,786
Teekay Tankers, Ltd. , Class A .........
489,007
15,040
Vitesse Energy, Inc. ................
329,226
8,325,273
Paper & Forest Products — 0 .3%
5,960
Sylvamo Corp. ....................
292,696
Passenger Airlines — 0 .6%
1,333
Copa Holdings SA , Class A ..........
141,711
9,474
SkyWest, Inc. (a) ...................
494,543
636,254
Pharmaceuticals — 2 .0%
65,130
Amneal Pharmaceuticals, Inc. (a) .......
395,339
9,279
Amphastar Pharmaceuticals, Inc. (a) .....
573,906
8,166
Corcept Therapeutics, Inc. (a) ..........
265,232
8,920
Harmony Biosciences Holdings, Inc. (a) ..
288,116
1,876
Jazz Pharmaceuticals PLC (a) .........
230,748
24,822
Viatris, Inc. ......................
268,822
2,022,163
Real Estate Management & Development
— 0 .8%
15,130
Forestar Group, Inc. (a) ..............
500,349
11,559
RMR Group, Inc. (The) , Class A .......
326,311
826,660
Retail REITs — 1 .4%
24,421
Acadia Realty Trust ................
414,913
27,078
Kimco Realty Corp. ................
577,032
32,791
Whitestone REIT ..................
403,001
1,394,946

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Semiconductors & Semiconductor Equipment
— 1 .7%
31,516
Amkor Technology, Inc. .............
$ 1,048,537
21,920
Photronics, Inc. (a) .................
687,631
1,736,168
Software — 0 .8%
25,233
Adeia, Inc. .......................
312,637
2,847
InterDigital, Inc. ..................
309,013
10,592
NCR Voyix Corp. (a) ................
179,110
800,760
Specialized REITs — 1 .3%
6,855
EPR Properties ...................
332,125
86,099
Uniti Group, Inc. ..................
497,652
16,940
VICI Properties, Inc. ...............
540,047
1,369,824
Specialty Retail — 2 .0%
5,030
Abercrombie & Fitch Co. , Class A (a) ....
443,747
25,260
American Eagle Outfitters, Inc. ........
534,502
13,830
Gap, Inc. (The) ...................
289,185
508
Group 1 Automotive, Inc. ............
154,808
10,364
ODP Corp. (The) (a) ................
583,493
2,005,735
Technology Hardware, Storage & Peripherals
— 0 .7%
39,132
Immersion Corp. ..................
276,272
25,330
Xerox Holdings Corp. ..............
464,299
740,571
Textiles, Apparel & Luxury Goods — 0 .8%
13,872
G-III Apparel Group, Ltd. (a) ..........
471,371
4,680
Skechers USA, Inc. , Class A (a) ........
291,751
763,122
Trading Companies & Distributors — 3 .6%
7,150
Beacon Roofing Supply, Inc. (a) ........
622,193
5,298
BlueLinx Holdings, Inc. (a) ...........
600,317
11,125
Boise Cascade Co. .................
1,439,130
5,931
GMS, Inc. (a) .....................
488,892
9,090
Textainer Group Holdings, Ltd. ........
447,228
3,597,760
Total Common Stocks
(Cost $ 80,622,602 ) ............... 98,675,908
Shares Fair Value
MONEY MARKET FUND — 0 .9%
854,161
Federated Treasury Obligations Fund ,
Institutional Shares , 5.22% (b) .......
$ 854,161
Total Money Market Fund
(Cost $ 854,161 ) ................. 854,161
Total Investments — 99 .8%
(Cost $ 81,476,763 ) ............................ 99,530,069
Net Other Assets (Liabilities) — 0 .2% ............... 181,352
NET ASSETS — 100.0% .......................
$ 99,711,421
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund
December 31, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral Small Cap Value Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund — (continued)
December 31, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral Small Cap Value Equity Fund ... $ 99,530,069(a) $ — $ — $ 99,530,069
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.